Principal activities and organization (Tables)	12 Months Ended
Dec. 31, 2017
Principal activities and organization
Schedule of percentage of legal ownership in major subsidiaries, VIEs and VIE's subsidiary

	Equity interest held	Place and date of incorporation
Subsidiaries
Beijing Jingdong Century Trade Co., Ltd. (“Jingdong Century”)	100%	Beijing, China, April 2007
Jiangsu Jingdong Information Technology Co., Ltd.	100%	Jiangsu, China, June 2009
Shanghai Shengdayuan Information Technology Co., Ltd. (“Shanghai Shengdayuan”)	100%	Shanghai, China, April 2011
Jingdong E-Commerce (Express) Hong Kong Co., Ltd.	100%	Hong Kong, China, August 2011
Jingdong Technology Group Corporation	100%	Cayman Islands, November 2011
Jingdong Logistics Group Corporation	100%	Cayman Islands, January 2012
Jingdong Express Group Corporation	100%	Cayman Islands, January 2012
Jingdong E-Commerce (Logistics) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
Jingdong E-Commerce (Trade) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
JD.com International Limited	100%	Hong Kong, China, February 2012
Beijing Jingdong Shangke Information Technology Co., Ltd. (“Beijing Shangke”)	100%	Beijing, China, March 2012
Tianjin Star East Co., Ltd.	100%	Tianjin, China, April 2012
JD.com E-Commerce (Investment) Hong Kong Corporation Limited	100%	Hong Kong, China, July 2013
Chongqing Jingdong Haijia E-commerce Co., Ltd. (“Chongqing Haijia”)	100%	Chongqing, China, June 2014
JD.com Investment Limited	100%	British Virgin Islands, January 2015
JD.com International (Singapore) Pte. Ltd.	100%	Singapore, November 2014
Xi’an Jingxundi Supply Chain Technology Co., Ltd. (“Xi’an Jingxundi”)	100%	Xi’an, China, May 2017

		Place and date of incorporation
Consolidated VIEs
Beijing Jingdong 360 Degree E-commerce Co., Ltd. (“Jingdong 360”)		Beijing, China, April 2007
Fortune Rising Holdings Ltd. (“Fortune Rising”)		British Virgin Islands, May 2008
Jiangsu Yuanzhou E-commerce Co., Ltd. (“Jiangsu Yuanzhou”)		Jiangsu, China, September 2010
Jiangsu Jingdong Bangneng Investment Management Co., Ltd.		Jiangsu, China, August 2015
Xi’an Jingdong Xincheng Information Technology Co., Ltd. (“Xi’an Jingdong Xincheng”)		Xi’an, China, June 2017

Consolidated VIEs’ Subsidiaries
Beijing Jingbangda Trade Co., Ltd. (“Beijing Jingbangda”)		Beijing, China, August 2012
Suqian Jingdong Sanhong Enterprise Management Center(limited partnership)(“Suqian Sanhong”)		Jiangsu, China, August 2017

Schedule of consolidated financial information

	As of December 31,
	2016	2017
	RMB	RMB
Total assets	6,729,295	19,281,227
Total liabilities	6,978,241	19,547,831

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Total net revenues	3,100,744	4,338,450	15,926,297
Net loss	(214,011)	(8,366)	(115,318)

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	(445,200)	118,007	1,188,220
Net cash used in investing activities	(58,135)	(4,708,901)	(10,117,516)
Net cash provided by financing activities	518,019	4,499,914	9,626,497

Net increase/(decrease) in cash and cash equivalents	14,684	(90,980)	697,201
Cash and cash equivalents at beginning of year	98,255	112,939	21,959

Cash and cash equivalents at end of year	112,939	21,959	719,160